LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of basic earnings per ordinary share
	For the year ended December 31,
	2022	2021	2020
Loss for the year attributed to holders of ordinary shares (US Dollars in thousands)	(37,509)	(24,763)	(6,254)
Weighted average of number of ordinary shares in issue (in thousands)	32,817	30,191	24,842
Basic loss per ordinary share (in dollars)	(1.143)	(0.820)	(0.252)

Schedule of diluted earnings per ordinary share
	Thousands of shares
	As of December 31,
	2022	2021	2020
Ordinary shares A	-	-	1,530
Ordinary shares B	-	-	1,748
Options and RSU issued as part of share-based payment	3,823	3,634	1,831
	3,823	3,634	5,109